Financial Instruments and Risk Management - Offsetting Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair value of derivative assets
Financial Instruments and Risk Management
Gross Assets	$ 5,222	$ 7,098
Gross Liabilities Offset	(5,069)	(7,033)
Net Amounts Presented	153	65
Accounts receivables
Financial Instruments and Risk Management
Gross Assets	7,621	9,971
Gross Liabilities Offset	(4,632)	(6,897)
Net Amounts Presented	2,989	3,074
Financial assets
Financial Instruments and Risk Management
Gross Assets	12,843	17,069
Gross Liabilities Offset	(9,701)	(13,930)
Net Amounts Presented	$ 3,142	$ 3,139